Cover	Mar. 14, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 14, 2024
Entity Registrant Name	Altus Power, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39798
Entity Tax Identification Number	85-3448396
Entity Address, Address Line One	2200 Atlantic Street, 6th Floor
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	203
Local Phone Number	698-0090
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $.0001
Trading Symbol	AMPS
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001828723
Amendment Flag	false